REVENUES BY PRODUCT AND GEOGRAPHY AND SEGMENTS	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUES BY PRODUCT AND GEOGRAPHY AND SEGMENTS

16. REVENUES BY PRODUCT AND GEOGRAPHY AND SEGMENTS

	For the years ended December 31,
	2023	2024	2025	2025
	SGD’000	SGD’000	SGD’000	US$’000
Sales of cleaning systems and other equipment	10,991	11,979	12,510	9,728
Provision of centralized dishware washing and general cleaning services	6,710	6,843	7,287	5,667
Leasing of dishware washing equipment	331	457	499	388
Revenue	18,032	19,279	20,296	15,783

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the year ended December 31, 2025
	Cleaning Systems	Dishware Washing Services	Total	Total
	SGD’000	SGD’000	SGD’000	US$’000
Timing of revenue recognition:
Point in time	12,510	-	12,510	9,728
Over time	-	7,786	7,786	6,055
Revenue	12,510	7,786	20,296	15,783

	For the year ended December 31, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	11,979	-	11,979
Over time	-	7,300	7,300
Revenue	11,979	7,300	19,279

	For the year ended December 31, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	10,991	-	10,991
Over time	-	7,041	7,041
Revenue	10,991	7,041	18,032

During the periods presented in these consolidated financial statements, the Company reports two operating segments: 1) sale of cleaning systems and other equipment, and 2) provision of centralized dishware washing and general cleaning services.

The CODM allocates resources to and assess the performance of each operating segment using information about the operating segment’s revenue and income (loss) from operations. The CODM regularly reviews the Company’s revenue, cost, and gross profit/loss derived from each revenue stream and is also provided with information on segment expenses. The CODM does not evaluate operating segments using asset or liability information.

The following tables present summary of the Company’s breakdown of net revenues by segments and operating segment results for the years ended December 31, 2023, 2024, and 2025, respectively. There was no significant transaction between reportable segments and non-significant non-cash items (other than depreciation and amortization) for the years ended December 31, 2023, 2024, and 2025.

	For the years ended December 31,
	2023	2024	2025	2025
	SGD’000	SGD’000	SGD’000	US$’000
Net revenues:
Sales of cleaning systems and other equipment	10,991	11,979	12,510	9,728
Provision of centralized dishware washing and general cleaning services	7,041	7,300	7,786	6,055
	18,032	19,279	20,296	15,783

Cost of revenues:
Sales of cleaning systems and other equipment	(7,570)	(7,686)	(7,855)	(6,108)
Provision of centralized dishware washing and general cleaning services	(6,096)	(6,399)	(6,666)	(5,184)
	(13,666)	(14,085)	(14,521)	(11,292)

Gross profit:
Sales of cleaning systems and other equipment	3,421	4,293	4,655	3,620
Provision of centralized dishware washing and general cleaning services	945	901	1,120	871
	4,366	5,194	5,775	4,491

Significant expenses:
Sales of cleaning systems and other equipment
Payroll expense	(1,104)	(2,069)	(1,804)	(1,403)
Other segment items (Note (i))	(657)	(874)	(985)	(766)
	(1,761)	(2,943)	(2,789)	(2,169)

Provision of centralized dishware washing and general cleaning services
Payroll expense	(342)	(479)	(437)	(340)
Other segment items (Note (i))	(104)	(130)	(127)	(99)
	(446)	(609)	(564)	(439)

Provision of expected credit loss	11	(55)	-	-
Interest income	175	194	136	106
Interest expense	(511)	(516)	(412)	(320)
Gain on disposal of property, plant and equipment	-	-	4,168	3,241
Other unallocated expense (Note (ii))	(1,315)	(1,233)	(3,078)	(2,393)
	(1,640)	(1,610)	814	634

Net income	519	32	3,236	2,517

Note

(i)	Other segment items include selling and marketing expenses and general and administrative expenses other than payroll expenses.
(ii)	Other unallocated expenses include legal and professional fees, income tax expense, and change in fair value of financial instrument and exchange difference.

In the following table, revenue is disaggregated by the geographic locations of customers and by the timing of revenue recognition.

	For the year ended December 31, 2025
	Cleaning Systems	Dishware Washing Services	Total	Total
	SGD’000	SGD’000	SGD’000	US$’000
Geographic location:
Singapore	813	7,786	8,599	6,687
Malaysia	9,076	-	9,076	7,058
Other countries	2,621	-	2,621	2,038
Revenue	12,510	7,786	20,296	15,783

	For the year ended December 31, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographic location:
Singapore	1,424	7,300	8,724
Malaysia	7,280	-	7,280
Other countries	3,275	-	3,275
Revenue	11,979	7,300	19,279

	For the year ended December 31, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographic location:
Singapore	6,128	7,041	13,169
Malaysia	1,018	-	1,018
Other countries	3,845	-	3,845
Revenue	10,991	7,041	18,032